ACCOUNTS RECEIVABLE AND CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable
Accounts receivable, gross	¥ 0	$ 0	¥ 33,081
Allowance for credit losses	0	0	0
Accounts receivable, net	0	0	33,081
Contract with Customer, Asset, after Allowance for Credit Loss, Current
Contract assets, gross	0	0	253,780
Allowance for credit losses	0	0	0
Contract assets, net	¥ 0	$ 0	¥ 253,780